As filed with the Securities and Exchange Commission on November 20, 2014
                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,250	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,250	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On December 19, 2014, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,250 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 19, 2014, the effectiveness of the registration statement for the iShares MSCI USA with EM Exposure ETF (the “Fund”), filed in Post-Effective Amendment No. 1,039 on January 31, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,084	April 15, 2014	May 16, 2014
1,112	May 14, 2014	June 13, 2014
1,148	June 12, 2014	July 11, 2014
1,171	July 10, 2014	August 1, 2014
1,187	July 31, 2014	August 29, 2014
1,204	August 28, 2014	September 26, 2014
1,222	September 25, 2014	October 24, 2014
1,236	October 23, 2014	November 21, 2014

This Post-Effective Amendment No. 1,250 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,039.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,250 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 20th day of November, 2014.

iSHARES TRUST

By:
Manish Mehta*
President

Date: November 20, 2014

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,250 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: November 20, 2014

John E. Martinez*
Trustee

Date: November 20, 2014

George G.C. Parker*
Trustee

Date: November 20, 2014

Cecilia H. Herbert*
Trustee

Date: November 20, 2014

Charles A. Hurty*
Trustee

Date: November 20, 2014

John E. Kerrigan*
Trustee

Date: November 20, 2014

Robert H. Silver*
Trustee

Date: November 20, 2014

Robert S. Kapito*
Trustee

Date: November 20, 2014

Madhav V. Rajan*
Trustee

Date: November 20, 2014

/s/ Jack Gee
Jack Gee
Treasurer

Date: November 20, 2014

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: November 20, 2014

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 1,021, filed January 10, 2014.